Obligations Under Capital Leases	12 Months Ended
Dec. 31, 2016
Obligations under capital leases [Abstract]
Obligations Under Capital Leases
(14) Obligations Under Capital Leases

	31-Dec-16						31-Dec-15
	RMB	US$	RMB	US$	RMB	US$	RMB	RMB	RMB
Present
							value of the	Total
	Present value of the						minimum	minimum
	minimum lease		Total minimum				lease	lease
	payments		lease payments		Interest		payment	payments	Interest

Within 1 year	-	-	-	-	-	-	302	304	2
After 1 year but within 2 years -	-	-	-	-	-	-	-	-	-
After 2 years but within 3 years -	-	-	-	-	-	-	-	-	-
After 3 years	-	-	-	-	-	-	-	-	-
	-	-	-	-	-	-	302	304	2

Less: balance due within one year classified as current liabilities -	-

Details of obligations under capital leases are as follows:

	December 31,2016	December 31,2015
	RMB	RMB

RMB denominated obligations
Fixed interest rate of 6.49% per annum	-	302

	-	302

Guarantee deposit of RMB800 (US$129) over the capital leased assets concerned and relevant insurance policies were provided to the lessor as collateral and security. In addition, as is customary in the case of capital leases, the Group’s obligations are guaranteed by Weifang State-Owned Assets Operation Administration Company, Beijing Shiweitong Technology Development Co., Ltd., Fuwei Films (Holdings) Co., Ltd., and Fuwei Films (BVI) Co., Ltd. In August 2014, Shandong SNTON Group Co., Ltd. accepted the responsibility of guarantee for the Group's obligation from Beijing Shiweitong Technology Development Co., Ltd.